RIGHT-OF-USE ASSETS - Additional information (Details)	12 Months Ended
Dec. 31, 2025 flight
Disclosure of detailed information about property and equipment [line items]
Cost allocation, initial recognition of ROU assets, number of major components	5
Aircraft Engines
Disclosure of detailed information about property and equipment [line items]
Cost allocation, initial recognition of ROU assets, number of major components	2